TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [Line Items]
Financial Assets	$ 143,016	$ 150,626
Trade receivables
Disclosure of financial assets [Line Items]
Financial Assets	102,789	104,955
Other receivables
Disclosure of financial assets [Line Items]
Financial Assets	1,257	1,670
Cost | Trade receivables
Disclosure of financial assets [Line Items]
Financial Assets	103,789	106,333
Cost | Other receivables
Disclosure of financial assets [Line Items]
Financial Assets	1,257	1,670
Loss allowances | Trade receivables
Disclosure of financial assets [Line Items]
Financial Assets	(1,000)	(1,378)
Loss allowances | Other receivables
Disclosure of financial assets [Line Items]
Financial Assets	$ 0	$ 0